UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-10 Year Central Fund

November 30, 2011

1.841406.105

CB10CEN-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 2,450,000	$ 2,661,256
Automobiles - 0.7%
Daimler Finance North America LLC 1.95% 3/28/14 (a)	4,094,000	4,052,077
Media - 3.3%
Comcast Corp.:
4.95% 6/15/16	1,745,000	1,921,748
5.15% 3/1/20	1,632,000	1,813,330
5.7% 5/15/18	1,733,000	1,966,189
Discovery Communications LLC:
3.7% 6/1/15	1,004,000	1,050,314
5.05% 6/1/20	372,000	408,014
NBCUniversal Media LLC 3.65% 4/30/15	2,684,000	2,813,943
Time Warner Cable, Inc.:
5.4% 7/2/12	2,269,000	2,324,643
6.2% 7/1/13	2,157,000	2,320,652
6.75% 7/1/18	1,090,000	1,266,476
Time Warner, Inc.:
3.15% 7/15/15	995,000	1,029,168
4.875% 3/15/20	2,495,000	2,652,836
5.875% 11/15/16	1,383,000	1,588,673
Viacom, Inc. 3.5% 4/1/17	483,000	494,401
		21,650,387
Specialty Retail - 0.4%
Lowe's Companies, Inc. 3.8% 11/15/21	443,000	442,271
Staples, Inc. 7.375% 10/1/12	2,083,000	2,180,907
		2,623,178
TOTAL CONSUMER DISCRETIONARY		30,986,898
CONSUMER STAPLES - 4.9%
Beverages - 1.9%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	522,000	532,437
5.375% 11/15/14	4,535,000	5,052,339
FBG Finance Ltd. 5.125% 6/15/15 (a)	2,726,000	2,970,988
Fortune Brands, Inc.:
5.375% 1/15/16	524,000	569,327
5.875% 1/15/36	56,000	55,867
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc.: - continued
6.375% 6/15/14	$ 1,227,000	$ 1,342,882
PepsiCo, Inc. 7.9% 11/1/18	1,395,000	1,848,128
		12,371,968
Food Products - 1.0%
Kraft Foods, Inc. 6.5% 8/11/17	5,706,000	6,688,077
Tobacco - 2.0%
Altria Group, Inc.:
8.5% 11/10/13	1,226,000	1,391,002
9.7% 11/10/18	3,791,000	4,961,285
Philip Morris International, Inc. 2.9% 11/15/21	3,245,000	3,154,500
Reynolds American, Inc. 6.75% 6/15/17	2,722,000	3,087,597
		12,594,384
TOTAL CONSUMER STAPLES		31,654,429
ENERGY - 14.3%
Energy Equipment & Services - 2.3%
DCP Midstream LLC:
4.75% 9/30/21 (a)	649,000	670,565
5.35% 3/15/20 (a)	323,000	345,693
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	2,773,000	3,047,164
Noble Holding International Ltd.:
3.05% 3/1/16	1,670,000	1,715,776
3.45% 8/1/15	2,374,000	2,484,795
Transocean, Inc. 6.5% 11/15/20	2,935,000	2,917,208
Weatherford International Ltd.:
4.95% 10/15/13	1,617,000	1,701,333
5.15% 3/15/13	2,113,000	2,201,611
		15,084,145
Oil, Gas & Consumable Fuels - 12.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,824,000	2,038,840
6.375% 9/15/17	3,910,000	4,478,651
BW Group Ltd. 6.625% 6/28/17 (a)	1,358,000	1,232,725
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,176,000	4,370,698
5.7% 5/15/17	1,077,000	1,252,227
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc. 4.5% 9/15/14	$ 1,645,000	$ 1,771,928
Duke Energy Field Services 5.375% 10/15/15 (a)	1,134,000	1,232,927
El Paso Natural Gas Co. 5.95% 4/15/17	867,000	976,015
Enbridge Energy Partners LP 4.2% 9/15/21	662,000	673,668
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,681,000	2,912,716
Enterprise Products Operating LP 5.6% 10/15/14	1,816,000	1,994,420
Gulf South Pipeline Co. LP 5.75% 8/15/12 (a)	3,587,000	3,677,966
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (a)	828,000	961,907
Marathon Petroleum Corp.:
3.5% 3/1/16	570,000	570,736
5.125% 3/1/21	380,000	386,829
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (a)	3,133,000	3,362,292
Motiva Enterprises LLC 5.75% 1/15/20 (a)	2,288,000	2,626,070
Nexen, Inc.:
5.2% 3/10/15	843,000	905,761
6.2% 7/30/19	4,117,000	4,685,517
NGPL PipeCo LLC 6.514% 12/15/12 (a)	3,308,000	3,341,080
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	626,000	635,059
5.75% 1/20/20	4,737,000	4,917,082
Petroleos Mexicanos:
5.5% 1/21/21	2,210,000	2,348,125
6% 3/5/20	2,417,000	2,664,743
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	378,000	398,805
4.25% 9/1/12	1,824,000	1,864,960
5% 2/1/21	208,000	220,528
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (a)	1,194,000	1,216,388
5.5% 9/30/14 (a)	1,121,000	1,205,075
5.832% 9/30/16 (a)	1,046,554	1,119,813
6.75% 9/30/19 (a)	1,092,000	1,304,940
Rockies Express Pipeline LLC 6.25% 7/15/13 (a)	2,525,000	2,672,006
Schlumberger Investment SA 1.95% 9/14/16 (a)	5,130,000	5,149,540
Southeast Supply Header LLC 4.85% 8/15/14 (a)	1,490,000	1,589,234
Spectra Energy Capital, LLC 5.65% 3/1/20	1,155,000	1,263,807
Spectra Energy Partners, LP:
2.95% 6/15/16	268,000	272,371
4.6% 6/15/21	152,000	155,771
Suncor Energy, Inc. 6.1% 6/1/18	1,138,000	1,331,444
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 3,378,000	$ 3,391,681
XTO Energy, Inc. 4.9% 2/1/14	1,002,000	1,090,378
		78,264,723
TOTAL ENERGY		93,348,868
FINANCIALS - 39.9%
Capital Markets - 5.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,938,000	2,066,635
BlackRock, Inc. 4.25% 5/24/21	915,000	934,322
Goldman Sachs Group, Inc.:
5.25% 7/27/21	1,667,000	1,538,373
5.95% 1/18/18	3,704,000	3,679,398
6.15% 4/1/18	4,244,000	4,236,963
6.25% 2/1/41	784,000	707,367
Lazard Group LLC:
6.85% 6/15/17	3,568,000	3,740,195
7.125% 5/15/15	1,279,000	1,374,082
Merrill Lynch & Co., Inc. 6.4% 8/28/17	1,636,000	1,566,630
Morgan Stanley:
4% 7/24/15	2,510,000	2,296,883
4.75% 4/1/14	740,000	710,197
5.5% 7/28/21	614,000	535,262
5.625% 9/23/19	4,599,000	4,014,711
5.95% 12/28/17	551,000	516,678
6.625% 4/1/18	3,298,000	3,102,287
UBS AG Stamford Branch 2.25% 1/28/14	3,810,000	3,733,381
		34,753,364
Commercial Banks - 10.2%
Associated Banc Corp. 5.125% 3/28/16	4,090,000	4,139,264
Bank of America NA:
5.3% 3/15/17	3,632,000	3,185,249
6.1% 6/15/17	1,551,000	1,375,915
Capital One Capital IV 6.745% 2/17/37 (c)	3,655,000	3,581,900
Comerica Bank 5.7% 6/1/14	1,120,000	1,199,065
Comerica, Inc. 4.8% 5/1/15	2,236,000	2,285,543
Credit Suisse New York Branch:
5.4% 1/14/20	2,650,000	2,418,364
6% 2/15/18	2,547,000	2,466,260
DBS Bank Ltd. (Singapore) 0.6806% 5/16/17 (a)(c)	2,991,513	2,931,683
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Discover Bank:
7% 4/15/20	$ 822,000	$ 841,190
8.7% 11/18/19	1,304,000	1,455,894
Export-Import Bank of Korea 5.5% 10/17/12	2,163,000	2,219,011
Fifth Third Bancorp:
3.625% 1/25/16	1,217,000	1,219,702
8.25% 3/1/38	2,775,000	3,328,940
Fifth Third Capital Trust IV 6.5% 4/15/67 (c)	1,048,000	1,011,320
HSBC Holdings PLC 5.1% 4/5/21	1,865,000	1,924,990
Huntington Bancshares, Inc. 7% 12/15/20	2,642,000	2,924,940
KeyBank NA:
5.45% 3/3/16	938,000	1,002,800
5.8% 7/1/14	4,051,000	4,324,904
KeyCorp. 5.1% 3/24/21	1,147,000	1,161,325
Marshall & Ilsley Bank:
4.85% 6/16/15	2,202,000	2,298,707
5% 1/17/17	1,832,000	1,922,329
5.25% 9/4/12	233,000	240,330
Nordea Bank AB 4.875% 5/13/21 (a)	2,700,000	2,281,784
Regions Bank 6.45% 6/26/37	2,717,000	2,227,940
Regions Financial Corp.:
0.5281% 6/26/12 (c)	1,268,000	1,232,677
5.75% 6/15/15	156,000	149,175
7.75% 11/10/14	822,000	832,275
SunTrust Banks, Inc. 3.6% 4/15/16	557,000	558,411
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (a)(c)	2,814,000	2,498,359
UnionBanCal Corp. 5.25% 12/16/13	615,000	633,377
Wachovia Bank NA:
4.8% 11/1/14	1,513,000	1,603,096
4.875% 2/1/15	1,413,000	1,481,885
Wachovia Corp. 5.625% 10/15/16	3,157,000	3,369,071
		66,327,675
Consumer Finance - 2.5%
American Express Credit Corp. 2.75% 9/15/15	4,130,000	4,088,035
Discover Financial Services:
6.45% 6/12/17	2,218,000	2,289,874
10.25% 7/15/19	2,189,000	2,590,193
General Electric Capital Corp.:
2.25% 11/9/15	1,179,000	1,167,330
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
4.625% 1/7/21	$ 1,552,000	$ 1,540,012
HSBC Finance Corp. 5.9% 6/19/12	2,243,000	2,290,758
John Deere Capital Corp. 1.25% 12/2/14	2,138,000	2,141,382
		16,107,584
Diversified Financial Services - 9.2%
BP Capital Markets PLC:
3.125% 10/1/15	2,459,000	2,536,786
3.625% 5/8/14	2,672,000	2,803,695
4.5% 10/1/20	2,442,000	2,625,873
4.742% 3/11/21	1,970,000	2,173,600
Capital One Capital V 10.25% 8/15/39	2,925,000	3,034,688
Citigroup, Inc.:
4.75% 5/19/15	9,189,000	9,233,539
6.125% 5/15/18	1,570,000	1,634,662
6.5% 8/19/13	9,018,000	9,384,239
General Electric Capital Corp. 5.3% 2/11/21	6,640,000	6,794,579
JPMorgan Chase & Co.:
3.4% 6/24/15	2,411,000	2,449,270
3.45% 3/1/16	3,000,000	2,974,656
4.625% 5/10/21	6,650,000	6,622,156
Prime Property Funding, Inc.:
5.125% 6/1/15 (a)	1,012,000	1,025,166
5.5% 1/15/14 (a)	643,000	657,131
5.7% 4/15/17 (a)	1,577,000	1,593,828
TECO Finance, Inc. 5.15% 3/15/20	299,000	328,982
TransCapitalInvest Ltd. 5.67% 3/5/14 (a)	4,191,000	4,358,640
		60,231,490
Insurance - 6.1%
American International Group, Inc. 4.875% 9/15/16	3,100,000	2,899,712
Aon Corp.:
3.125% 5/27/16	643,000	644,573
3.5% 9/30/15	874,000	892,297
5% 9/30/20	236,000	251,574
Assurant, Inc. 5.625% 2/15/14	1,777,000	1,849,653
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(c)	1,385,000	1,329,600
Hartford Financial Services Group, Inc. 5.375% 3/15/17	728,000	717,408
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (a)	$ 871,000	$ 824,948
6.5% 3/15/35 (a)	612,000	586,276
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,030,000	2,142,783
MetLife, Inc. 4.75% 2/8/21	4,785,000	4,987,109
Monumental Global Funding III 5.5% 4/22/13 (a)	2,045,000	2,159,847
Pacific Life Global Funding 5.15% 4/15/13 (a)	3,140,000	3,288,208
Pacific LifeCorp 6% 2/10/20 (a)	2,092,000	2,197,916
Prudential Financial, Inc.:
4.5% 11/16/21	3,225,000	3,129,247
5.15% 1/15/13	3,003,000	3,117,763
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(c)	1,202,000	1,115,375
Symetra Financial Corp. 6.125% 4/1/16 (a)	4,484,000	4,493,457
Unum Group:
5.625% 9/15/20	353,000	366,458
7.125% 9/30/16	2,206,000	2,529,644
		39,523,848
Real Estate Investment Trusts - 2.8%
AvalonBay Communities, Inc. 5.5% 1/15/12	1,172,000	1,176,881
BRE Properties, Inc. 5.5% 3/15/17	2,481,000	2,642,238
Developers Diversified Realty Corp.:
4.75% 4/15/18	306,000	286,151
5.375% 10/15/12	1,394,000	1,404,366
7.5% 4/1/17	3,334,000	3,619,147
Duke Realty LP 4.625% 5/15/13	588,000	602,003
Equity One, Inc. 6.25% 12/15/14	4,190,000	4,406,707
Federal Realty Investment Trust:
5.9% 4/1/20	203,000	216,721
6% 7/15/12	2,724,000	2,778,080
Washington (REIT) 5.25% 1/15/14	1,209,000	1,275,797
		18,408,091
Real Estate Management & Development - 2.4%
BioMed Realty LP:
3.85% 4/15/16	3,244,000	3,190,678
6.125% 4/15/20	263,000	269,627
Brandywine Operating Partnership LP:
5.7% 5/1/17	329,000	337,021
5.75% 4/1/12	1,732,000	1,746,719
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP:
5.4% 8/15/14	$ 525,000	$ 547,165
6.75% 3/15/20	1,423,000	1,514,557
8.25% 8/15/19	282,000	327,779
ERP Operating LP 4.75% 7/15/20	495,000	498,485
Liberty Property LP:
4.75% 10/1/20	719,000	719,981
5.125% 3/2/15	809,000	860,576
5.5% 12/15/16	1,383,000	1,482,082
Mack-Cali Realty LP 7.75% 8/15/19	2,632,000	3,102,225
Simon Property Group LP:
2.8% 1/30/17	149,000	149,268
4.125% 12/1/21	418,000	416,798
Tanger Properties LP:
6.125% 6/1/20	582,000	633,976
6.15% 11/15/15	59,000	65,133
		15,862,070
Thrifts & Mortgage Finance - 1.4%
Bank of America Corp.:
5% 5/13/21	4,335,000	3,668,433
5.875% 1/5/21	4,410,000	3,903,820
First Niagara Financial Group, Inc. 6.75% 3/19/20	1,478,000	1,611,824
		9,184,077
TOTAL FINANCIALS		260,398,199
HEALTH CARE - 2.7%
Biotechnology - 0.8%
Amgen, Inc. 3.875% 11/15/21	3,305,000	3,255,286
Celgene Corp. 2.45% 10/15/15	2,305,000	2,341,954
		5,597,240
Health Care Providers & Services - 1.0%
Aristotle Holding, Inc. 4.75% 11/15/21 (a)	1,650,000	1,665,619
Express Scripts, Inc. 3.125% 5/15/16	606,000	601,245
Medco Health Solutions, Inc. 2.75% 9/15/15	4,420,000	4,378,204
		6,645,068
Pharmaceuticals - 0.9%
Sanofi SA 1.2% 9/30/14	446,000	448,150
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	$ 2,325,000	$ 2,283,108
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,704,000	2,904,907
		5,636,165
TOTAL HEALTH CARE		17,878,473
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (a)	2,147,000	2,270,940
Raytheon Co. 1.4% 12/15/14	213,000	213,466
		2,484,406
Airlines - 0.8%
Continental Airlines, Inc.:
6.648% 3/15/19	2,419,404	2,458,598
6.9% 7/2/19	702,386	720,789
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,418,772	1,404,584
8.36% 1/20/19	1,073,129	1,062,398
		5,646,369
TOTAL INDUSTRIALS		8,130,775
INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment & Components - 1.1%
Tyco Electronics Group SA:
5.95% 1/15/14	3,325,000	3,559,645
6% 10/1/12	3,600,000	3,747,650
		7,307,295
IT Services - 0.1%
International Business Machines Corp. 1.95% 7/22/16	888,000	903,167
Office Electronics - 0.5%
Xerox Corp.:
4.25% 2/15/15	1,384,000	1,438,588
5.5% 5/15/12	1,488,000	1,517,756
		2,956,344
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Software - 0.5%
Oracle Corp. 3.875% 7/15/20 (a)	$ 3,205,000	$ 3,433,956
TOTAL INFORMATION TECHNOLOGY		14,600,762
MATERIALS - 4.8%
Chemicals - 2.1%
Dow Chemical Co.:
4.125% 11/15/21	626,000	619,692
4.25% 11/15/20	339,000	340,749
4.85% 8/15/12	8,810,000	9,034,752
7.6% 5/15/14	3,269,000	3,695,503
		13,690,696
Construction Materials - 0.3%
CRH America, Inc. 6% 9/30/16	1,702,000	1,804,123
Metals & Mining - 2.4%
Alcoa, Inc. 5.4% 4/15/21	1,595,000	1,518,311
Anglo American Capital PLC 9.375% 4/8/14 (a)	3,353,000	3,857,680
ArcelorMittal SA 5.5% 3/1/21	3,310,000	2,918,308
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	3,350,000	3,350,000
Rio Tinto Finance (USA) Ltd. 3.75% 9/20/21	1,663,000	1,681,991
Vale Overseas Ltd. 6.25% 1/23/17	2,156,000	2,382,561
		15,708,851
TOTAL MATERIALS		31,203,670
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
2.4% 8/15/16	648,000	654,724
2.5% 8/15/15	2,516,000	2,586,289
2.95% 5/15/16	3,323,000	3,432,799
CenturyLink, Inc.:
6.45% 6/15/21	3,350,000	3,227,836
7.6% 9/15/39	1,414,000	1,329,716
7.875% 8/15/12	1,466,000	1,517,672
Telefonica Emisiones SAU 5.134% 4/27/20	2,027,000	1,786,255
Verizon Communications, Inc. 4.6% 4/1/21	3,360,000	3,635,003
		18,170,294
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.9%
America Movil SAB de CV:
2.375% 9/8/16	$ 678,000	$ 661,799
3.625% 3/30/15	2,838,000	2,955,970
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,642,000	5,020,267
5.875% 10/1/19	1,404,000	1,546,535
Vodafone Group PLC 5% 12/16/13	2,132,000	2,286,986
		12,471,557
TOTAL TELECOMMUNICATION SERVICES		30,641,851
UTILITIES - 7.9%
Electric Utilities - 3.4%
AmerenUE 6.4% 6/15/17	2,775,000	3,304,276
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,819,000	4,101,900
Commonwealth Edison Co. 1.95% 9/1/16	403,000	399,994
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	992,000	1,040,727
Edison International 3.75% 9/15/17	410,000	419,271
EDP Finance BV 6% 2/2/18 (a)	2,289,000	1,868,076
Enel Finance International SA 5.7% 1/15/13 (a)	837,000	849,921
FirstEnergy Corp. 7.375% 11/15/31	3,864,000	4,530,401
FirstEnergy Solutions Corp. 6.05% 8/15/21	268,000	293,268
LG&E and KU Energy LLC:
2.125% 11/15/15	461,000	451,717
3.75% 11/15/20	91,000	90,793
Nevada Power Co. 6.5% 8/1/18	1,458,000	1,746,223
Pepco Holdings, Inc. 2.7% 10/1/15	436,000	438,898
Progress Energy, Inc. 4.4% 1/15/21	741,000	799,823
Sierra Pacific Power Co. 5.45% 9/1/13	1,449,000	1,546,634
		21,881,922
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	206,000	205,521
Independent Power Producers & Energy Traders - 0.8%
Duke Capital LLC 5.668% 8/15/14	1,909,000	2,091,936
Exelon Generation Co. LLC 4% 10/1/20	3,269,000	3,334,697
		5,426,633
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 3.7%
Dominion Resources, Inc.:
1.95% 8/15/16	$ 449,000	$ 448,674
2.6686% 9/30/66 (c)	3,011,000	2,545,608
7.5% 6/30/66 (c)	3,029,000	3,180,450
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	2,197,000	2,284,337
National Grid PLC 6.3% 8/1/16	1,035,000	1,186,881
NiSource Finance Corp.:
4.45% 12/1/21	283,000	285,679
5.4% 7/15/14	1,251,000	1,355,462
6.15% 3/1/13	4,060,000	4,272,297
6.4% 3/15/18	1,231,000	1,413,363
Sempra Energy 2% 3/15/14	4,305,000	4,353,371
Wisconsin Energy Corp. 6.25% 5/15/67 (c)	2,428,000	2,428,000
		23,754,122
TOTAL UTILITIES		51,268,198
TOTAL NONCONVERTIBLE BONDS (Cost $546,840,873)		570,112,123
U.S. Treasury Obligations - 4.7%

U.S. Treasury Notes:
1.375% 11/30/15	14,196,000	14,586,390
2.25% 7/31/18	15,155,000	15,924,585
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,433,661)		30,510,975
Municipal Securities - 0.4%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $2,468,839)	2,470,000	2,620,621
Foreign Government and Government Agency Obligations - 0.4%

United Mexican States 6.05% 1/11/40 (Cost $2,008,901)	1,982,000	2,343,715
Bank Notes - 1.5%
	Principal Amount	Value
Wachovia Bank NA 6% 11/15/17 (Cost $7,951,750)	$ 8,708,000	$ 9,691,159
Preferred Securities - 0.4%

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
ING Groep NV 5.775% (b)(c)	977,000	681,568
MUFG Capital Finance 1 Ltd. 6.346% (b)(c)	2,200,000	2,300,553
		2,982,121
TOTAL PREFERRED SECURITIES (Cost $3,247,188)		2,982,121
Cash Equivalents - 4.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $30,186,000)	$ 30,186,116	30,186,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $623,137,212)		648,446,714
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,809,001
NET ASSETS - 100%		$ 652,255,715
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,410,423 or 13.6% of net assets.

(b) Security is perpetual in nature with no stated maturity date.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,186,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 2,657,889
ING Financial Markets LLC	9,036,822
Mizuho Securities USA, Inc.	18,124,957
RBC Capital Markets Corp.	366,332
$ 30,186,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $620,336,135. Net unrealized appreciation aggregated $28,110,579, of which $35,572,389 related to appreciated investment securities and $7,461,810 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed Securities Central Fund

November 30, 2011

1.841407.105

MBSCEN-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 107.8%
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates - 55.2%
1.75% 10/1/34 (c)	$ 49,725	$ 51,369
1.888% 2/1/33 (c)	24,741	25,740
1.899% 1/1/35 (c)	30,928	32,164
1.918% 12/1/34 (c)	485,531	502,594
1.929% 10/1/33 (c)	24,513	25,344
1.933% 1/1/35 (c)	2,569,187	2,656,884
1.946% 7/1/35 (c)	209,168	218,203
1.952% 3/1/35 (c)	381,106	395,655
1.96% 10/1/33 (c)	216,560	224,601
2.05% 3/1/35 (c)	90,817	95,186
2.135% 12/1/34 (c)	108,524	113,345
2.301% 7/1/34 (c)	260,038	273,622
2.303% 6/1/36 (c)	278,618	293,434
2.322% 5/1/36 (c)	1,097,810	1,136,138
2.335% 9/1/35 (c)	941,239	977,635
2.338% 1/1/35 (c)	1,843,753	1,933,343
2.37% 9/1/36 (c)	612,896	646,967
2.393% 9/1/36 (c)	912,513	948,087
2.426% 3/1/33 (c)	1,105,105	1,169,747
2.442% 10/1/33 (c)	982,438	1,037,739
2.449% 5/1/35 (c)	2,618,563	2,758,402
2.457% 3/1/35 (c)	660,401	695,501
2.48% 11/1/36 (c)	885,400	937,388
2.503% 7/1/35 (c)	1,315,664	1,390,120
2.527% 6/1/47 (c)	1,053,957	1,122,793
2.605% 5/1/36 (c)	2,278,126	2,395,427
2.639% 7/1/34 (c)	1,594,931	1,657,015
3% 12/1/26 (a)	104,000,000	106,484,186
3% 12/1/26 (a)	100,000,000	102,388,640
3.371% 9/1/41 (c)	4,699,777	4,932,187
3.462% 3/1/40 (c)	10,338,098	10,750,840
3.494% 12/1/39 (c)	7,619,950	7,955,825
3.5% 9/1/24 to 3/1/41	198,191,721	206,487,615
3.5% 12/1/26 (a)	75,800,000	78,757,405
3.5% 12/1/26 (a)	75,800,000	78,757,405
3.79% 6/1/40 (c)	6,408,593	6,690,202
4% 4/1/24 to 11/1/41	1,121,016,106	1,171,458,394
4% 12/1/26 (a)	176,000,000	184,750,069
4% 12/1/26 (a)	83,549,412	87,703,180
4% 9/1/41	2,154,520	2,247,712
4% 10/1/41	66,786,673	69,852,876
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
4% 10/1/41	$ 414,188	$ 433,203
4% 12/1/41 (a)	272,700,000	284,069,327
4% 12/1/41 (a)	106,000,000	110,419,320
4.319% 6/1/36 (c)	3,498,742	3,666,572
4.5% 3/1/18 to 11/1/41 (a)	1,653,222,795	1,756,489,175
4.5% 12/1/26 (a)	14,100,000	14,988,585
4.5% 2/1/41	1,264,515	1,335,382
4.5% 12/1/41 (a)	21,300,000	22,517,005
4.5% 12/1/41 (a)	31,000,000	32,771,228
4.5% 12/1/41 (a)	42,000,000	44,399,729
5% 11/1/17 to 8/1/40	642,101,104	690,995,967
5% 12/1/41 (a)	50,500,000	54,272,355
5% 12/1/41 (a)	20,000,000	21,494,002
5.5% 12/1/17 to 6/1/40	868,437,965	944,473,318
5.5% 12/1/41 (a)	52,000,000	56,443,088
5.5% 12/1/41 (a)	41,400,000	44,937,382
5.617% 7/1/37 (c)	953,652	1,038,213
5.954% 3/1/37 (c)	534,608	582,012
6% 2/1/17 to 2/1/40	716,027,346	786,239,744
6.021% 8/1/46 (c)	437,356	476,137
6.24% 9/1/37 (c)	120,054	124,074
6.313% 4/1/37 (c)	1,093,383	1,190,335
6.5% 2/1/12 to 4/1/37	43,798,197	48,239,834
6.824% 9/1/37 (c)	486,330	518,093
7% 5/1/13 to 7/1/37	20,028,781	22,510,134
7.431% 9/1/37 (c)	415,184	442,301
7.5% 4/1/12 to 2/1/32	7,461,242	8,494,857
8% 12/1/17 to 3/1/37	357,873	413,845
8.5% 1/1/15 to 7/1/31	241,676	267,768
9.5% 4/1/16 to 2/1/25	368,767	423,664
10% 8/1/17	386	431
10.75% 5/1/14	5,025	5,282
11.25% 5/1/14	313	330
12.5% 1/1/15 to 3/1/16	1,537	1,635
		7,097,605,306
Freddie Mac - 28.7%
1.847% 3/1/35 (c)	1,231,275	1,268,934
2.037% 5/1/37 (c)	688,459	716,025
2.066% 12/1/35 (c)	1,939,051	2,024,205
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.075% 3/1/37 (c)	$ 259,286	$ 271,266
2.1% 1/1/36 (c)	536,495	562,768
2.182% 3/1/36 (c)	1,433,336	1,499,976
2.283% 6/1/33 (c)	2,233,588	2,317,847
2.399% 10/1/35 (c)	2,198,964	2,275,394
2.418% 11/1/35 (c)	1,726,231	1,825,941
2.438% 6/1/37 (c)	1,742,403	1,814,736
2.5% 5/1/37 (c)	561,142	579,995
2.505% 10/1/36 (c)	2,928,460	3,073,300
2.527% 6/1/33 (c)	7,459,077	7,868,287
2.557% 4/1/37 (c)	868,445	925,165
2.615% 4/1/36 (c)	2,728,501	2,848,233
2.625% 3/1/35 (c)	10,013,190	10,549,195
2.795% 7/1/36 (c)	901,200	952,892
2.906% 3/1/33 (c)	79,836	84,934
2.929% 2/1/37 (c)	1,750,459	1,812,140
3.171% 10/1/35 (c)	375,677	400,272
4% 4/1/40 to 11/1/41	188,636,157	197,365,558
4% 9/1/41	10,498,352	10,970,494
4% 12/1/41 (a)	181,800,000	189,052,875
4% 1/1/42 (a)	179,800,000	186,600,845
4.413% 6/1/37 (c)	500,835	526,461
4.5% 6/1/25 to 10/1/41	1,115,724,582	1,183,252,038
4.5% 12/1/41 (a)	75,900,000	79,907,558
4.5% 12/1/41 (a)	340,000,000	357,952,170
5% 6/1/20 to 4/1/41	367,986,928	395,049,631
5% 12/1/41 (a)	15,000,000	16,033,784
5.118% 4/1/38 (c)	7,750,089	8,424,675
5.138% 4/1/35 (c)	297,585	313,399
5.5% 6/1/15 to 4/1/41	758,489,830	819,557,009
5.5% 12/1/41 (a)	52,000,000	56,134,333
5.847% 6/1/37 (c)	285,325	297,325
5.936% 8/1/37 (c)	257,932	266,971
6% 7/1/16 to 12/1/37	57,400,698	63,092,719
6.011% 4/1/37 (c)	348,289	377,668
6.042% 3/1/36 (c)	2,985,009	3,173,922
6.154% 6/1/36 (c)	1,542,515	1,638,640
6.442% 12/1/36 (c)	2,905,539	3,149,530
6.5% 1/1/13 to 3/1/37	45,067,744	49,645,644
6.571% 6/1/37 (c)	222,442	234,768
6.656% 8/1/37 (c)	1,041,249	1,096,527
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
7% 6/1/21 to 9/1/36	$ 17,485,597	$ 19,824,132
7.03% 6/1/36 (c)	132,578	142,640
7.07% 2/1/37 (c)	232,521	253,139
7.22% 4/1/37 (c)	43,057	45,222
7.5% 12/1/11 to 6/1/32	954,139	1,052,128
8% 7/1/16 to 1/1/37	619,743	712,940
8.5% 5/1/17 to 9/1/29	480,540	556,997
9% 10/1/16 to 10/1/20	19,481	21,061
9.5% 5/1/21 to 7/1/21	14,291	16,303
10% 11/15/18 to 8/1/21	4,679	5,319
11% 8/1/15 to 9/1/20	39,600	44,208
11.5% 10/1/15	2,728	2,962
12% 2/1/13 to 7/1/15	585	638
12.5% 6/1/19	988	1,068
13% 6/1/15	807	876
13.5% 12/1/14	5,764	6,162
		3,690,471,844
Ginnie Mae - 23.9%
3.5% 12/15/40	3,147,385	3,267,227
3.5% 12/1/41 (a)	121,700,000	126,143,766
3.5% 1/1/42 (a)	121,700,000	125,753,937
3.5% 1/1/42 (a)	143,000,000	147,763,459
4% 1/15/25 to 11/15/41	282,443,750	302,037,993
4% 12/1/41 (a)	24,800,000	26,442,330
4% 12/1/41 (a)	2,800,000	2,985,424
4% 12/1/41 (a)	27,600,000	29,427,755
4% 12/1/41 (a)	45,000,000	47,980,035
4% 12/1/41 (a)	45,000,000	47,980,035
4% 12/1/41 (a)	65,200,000	69,517,740
4% 12/1/41 (a)	7,400,000	7,890,050
4% 1/1/42 (a)	65,200,000	69,329,272
4.5% 6/20/33 to 8/15/41	787,223,789	858,569,539
4.5% 7/20/39	327,616	355,770
4.5% 3/15/40	143,003	155,762
4.5% 6/15/40	161,078	175,449
4.5% 8/15/40	217,651	237,070
4.5% 9/15/40	459,100	500,060
4.5% 3/15/41	242,410	264,038
4.5% 5/15/41	102,304	111,431
4.5% 6/15/41	160,499	174,819
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
4.5% 6/15/41	$ 211,772	$ 230,666
4.5% 7/15/41	120,023	130,732
4.5% 7/15/41	214,644	233,795
4.5% 8/15/41	151,300	164,799
4.5% 9/15/41	161,080	175,451
4.5% 9/15/41	463,915	505,305
4.5% 9/15/41	124,551	135,663
4.5% 9/15/41	97,111	105,775
4.5% 10/15/41	551,306	600,493
4.5% 10/15/41	280,385	305,400
4.5% 10/15/41	363,937	396,407
4.5% 10/15/41	247,073	269,116
4.5% 10/15/41	128,882	140,381
4.5% 10/15/41	241,653	263,213
4.5% 12/1/41 (a)	14,700,000	15,971,718
4.5% 12/1/41 (a)	17,200,000	18,687,996
4.5% 12/1/41 (a)	14,400,000	15,645,764
4.5% 1/1/42 (a)	29,100,000	31,552,691
4.751% 12/20/60 (g)	31,490,819	34,598,903
4.814% 1/20/61 (g)	40,139,339	44,259,165
5% 12/15/32 to 7/15/41	562,035,662	621,656,683
5% 12/1/41 (a)	75,100,000	82,657,884
5% 1/1/42 (a)	67,100,000	73,711,249
5% 1/1/42 (a)	8,000,000	8,788,226
5.251% 6/20/60 (g)	49,602,489	55,472,889
5.294% 5/20/60 (g)	36,470,792	40,726,729
5.5% 4/15/29 to 9/15/39	48,590,263	54,453,292
5.513% 2/20/60 (g)	25,005,404	28,100,078
6% 4/15/28 to 11/15/39	42,727,778	48,128,011
6.5% 3/20/31 to 10/15/38	4,957,204	5,647,182
7% 6/15/22 to 3/15/33	15,219,218	17,316,756
7.5% 1/15/17 to 10/15/31	7,170,529	8,215,227
8% 8/15/16 to 11/15/29	2,813,190	3,246,728
8.5% 11/15/16 to 1/15/31	412,999	482,996
9% 8/15/19 to 1/15/23	26,857	30,587
9.5% 12/15/20 to 2/15/25	15,055	17,388
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
10.5% 4/15/14 to 1/20/18	$ 102,033	$ 117,033
11% 7/20/13 to 9/20/19	37,439	41,694
		3,080,247,026
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,634,799,318)		13,868,324,176
Collateralized Mortgage Obligations - 10.9%

U.S. Government Agency - 10.9%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
floater:
Series 2002-94 Class FB, 0.6572% 1/25/18 (c)	1,526,942	1,533,941
Series 2011-83 Class FB, 0.7572% 9/25/41 (c)	60,204,493	60,430,946
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	627,415	700,066
Series 1993-207 Class H, 6.5% 11/25/23	9,647,557	10,751,288
Series 1994-23 Class PZ, 6% 2/25/24	13,033,647	15,442,174
Series 1996-28 Class PK, 6.5% 7/25/25	3,058,801	3,410,325
Series 2003-28 Class KG, 5.5% 4/25/23	4,940,000	5,511,060
Series 2006-45 Class OP, 6/25/36 (e)	7,211,140	6,332,805
Series 2006-62 Class KP, 4/25/36 (e)	8,076,680	6,867,017
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,418,626	1,610,862
Series 2010-50 Class FA, 0.6072% 1/25/24 (c)	5,345,760	5,366,099
Series 1993-165 Class SH, 19.0043% 9/25/23 (c)(f)	340,269	448,820
Series 2009-16 Class SA, 5.9928% 3/25/24 (c)(d)(f)	13,369,516	1,167,744
Series 2010-109 Class IM, 5.5% 9/25/40 (d)	76,142,264	13,136,452
Series 2010-17 Class DI, 4.5% 6/25/21 (d)	5,540,359	377,244
Series 2010-23:
Class AI, 5% 12/25/18 (d)	12,118,100	1,160,240
Class HI, 4.5% 10/25/18 (d)	7,961,441	782,458
Series 2010-29 Class LI, 4.5% 6/25/19 (d)	23,676,761	2,283,645
Series 2010-97 Class CI, 4.5% 8/25/25 (d)	25,213,533	2,687,654
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (e)	28,342,123	26,256,446
Series 339:
Class 29, 5.5% 7/1/18 (d)	3,872,470	374,036
Class 5, 5.5% 8/1/33 (d)	4,792,531	663,704
Series 343 Class 16, 5.5% 5/1/34 (d)	3,697,306	545,540
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 348 Class 14, 6.5% 8/1/34 (d)	$ 2,334,609	$ 424,968
Series 351:
Class 12, 5.5% 4/1/34 (d)	1,762,400	272,677
Class 13, 6% 3/1/34 (d)	2,174,941	448,479
Series 359, Class 19 6% 7/1/35 (d)	2,043,220	321,524
Series 384 Class 6, 5% 7/25/37 (d)	32,362,717	4,140,910
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 1.0572% 2/25/32 (c)	528,755	527,030
Series 2002-39 Class FD, 1.2517% 3/18/32 (c)	673,897	677,038
Series 2002-60 Class FV, 1.2572% 4/25/32 (c)	1,192,668	1,212,461
Series 2002-63 Class FN, 1.2572% 10/25/32 (c)	1,363,244	1,368,081
Series 2002-7 Class FC, 1.0072% 1/25/32 (c)	638,743	648,962
Series 2007-57 Class FA, 0.4872% 6/25/37 (c)	14,627,000	14,547,902
Series 2008-76 Class EF, 0.7447% 9/25/23 (c)	11,344,179	11,379,973
Series 2011-104:
Class FK, 0.6272% 3/25/39 (c)	45,962,979	46,032,921
Class FN, 0.6072% 3/25/39 (c)	45,590,966	45,647,782
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	9,871,030	10,908,790
Series 1999-32 Class PL, 6% 7/25/29	7,385,490	8,188,724
Series 1999-33 Class PK, 6% 7/25/29	4,572,291	5,048,871
Series 2001-52 Class YZ, 6.5% 10/25/31	485,448	555,953
Series 2002-52 Class PB, 6% 2/25/32	2,108,637	2,133,696
Series 2004-21 Class QE, 4.5% 11/25/32	1,500,000	1,635,642
Series 2005-102 Class CO, 11/25/35 (e)	3,578,138	3,050,414
Series 2005-73 Class SA, 16.8812% 8/25/35 (c)(f)	3,961,403	4,804,121
Series 2005-81 Class PC, 5.5% 9/25/35	2,150,000	2,530,427
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	5,241,313
Series 2006-12 Class BO, 10/25/35 (e)	15,826,399	14,378,164
Series 2006-37 Class OW, 5/25/36 (e)	3,938,628	3,549,513
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	6,456,570	7,122,708
Series 2001-20 Class Z, 6% 5/25/31	8,893,390	9,815,233
Series 2001-31 Class ZC, 6.5% 7/25/31	3,948,352	4,402,754
Series 2002-16 Class ZD, 6.5% 4/25/32	2,617,852	2,896,178
Series 2002-74 Class SV, 7.2928% 11/25/32 (c)(d)	7,162,631	1,425,316
Series 2002-79 Class Z, 5.5% 11/25/22	13,428,102	14,695,947
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2003-80 Class CG, 6% 4/25/30	$ 867,870	$ 888,985
Series 2003-21 Class SK, 7.8428% 3/25/33 (c)(d)(f)	1,363,433	288,960
Series 2003-35:
Class BS, 6.7428% 4/25/17 (c)(d)(f)	129,535	1,159
Class TQ, 7.2428% 5/25/18 (c)(d)(f)	1,318,254	176,264
Series 2003-42 Class SJ, 6.7928% 11/25/22 (c)(d)(f)	1,319,404	100,591
Series 2005-104 Class NI, 6.4428% 3/25/35 (c)(d)(f)	32,622,765	6,174,599
Series 2006-72 Class GI, 6.3228% 8/25/36 (c)(d)(f)	57,494,443	8,311,086
Series 2007-36 Class SG, 6.3428% 4/25/37 (c)(d)(f)	17,805,055	3,036,834
Series 2007-57 Class SA, 39.0767% 6/25/37 (c)(f)	4,378,636	8,195,159
Series 2007-66:
Class FB, 0.6572% 7/25/37 (c)	14,755,618	14,730,360
Class SA, 38.0567% 7/25/37 (c)(f)	6,385,604	11,457,567
Class SB, 38.0567% 7/25/37 (c)(f)	2,459,270	4,384,721
Series 2009-114 Class AI, 5% 12/25/23 (d)	13,753,573	1,331,731
Series 2009-76 Class MI, 5.5% 9/25/24 (d)	6,724,193	834,287
Series 2009-85 Class IB, 4.5% 8/25/24 (d)	6,821,326	610,084
Series 2009-93:
Class IC, 4.5% 9/25/24 (d)	12,445,133	1,062,721
Class SC, 5.8928% 11/25/39 (c)(d)	25,761,353	3,524,591
Series 2010-12 Class AI, 5% 12/25/18 (d)	24,531,314	2,805,774
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	22,264,867	3,425,365
Series 2010-96 Class DI, 4% 5/25/23 (d)	11,769,998	528,890
Federal National Mortgage Association Guaranteed pass-thru certifcates Series 2011-67 Class AI, 4% 7/25/26 (d)	11,027,081	1,160,165
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835, 0.5979% 5/15/38 (c)	66,869,826	66,803,966
planned amortization class Series 3856 Class KF, 0.6979% 5/15/41 (c)	47,442,393	47,366,092
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (c)	20,300	20,262
Class GY, 0% 5/15/37 (c)	202,354	199,309
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	9,077,660	10,038,439
Series 2101 Class PD, 6% 11/15/28	871,623	961,704
Series 2162 Class PH, 6% 6/15/29	1,517,376	1,674,624
Series 3225 Class EO, 10/15/36 (e)	6,840,723	5,825,341
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (c)	$ 1,017,490	$ 1,031,441
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	4,023,186	4,429,102
Series 2056 Class Z, 6% 5/15/28	6,589,754	7,285,034
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2412 Class FK, 1.0479% 1/15/32 (c)	411,837	415,585
Series 2423 Class FA, 1.1479% 3/15/32 (c)	674,791	683,239
Series 2424 Class FM, 1.2479% 3/15/32 (c)	762,878	775,370
Series 2432:
Class FE, 1.1479% 6/15/31 (c)	928,560	941,507
Class FG, 1.1479% 3/15/32 (c)	348,515	353,008
Series 3129 Class MF, 0% 7/15/34 (c)	32,734	31,998
Series 3222 Class HF, 0% 9/15/36 (c)	541,045	511,314
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (e)	12,211,386	10,300,562
Series 2121 Class MG, 6% 2/15/29	3,848,094	4,249,959
Series 2131 Class BG, 6% 3/15/29 (b)	24,488,528	26,972,723
Series 2137 Class PG, 6% 3/15/29	3,671,551	4,029,660
Series 2154 Class PT, 6% 5/15/29	5,652,091	6,244,121
Series 2425 Class JH, 6% 3/15/17	1,784,143	1,927,230
Series 2520 Class BE, 6% 11/15/32	9,709,031	10,733,193
Series 2585 Class KS, 7.3521% 3/15/23 (c)(d)(f)	886,965	146,561
Series 2590 Class YR, 5.5% 9/15/32 (d)	220,485	20,512
Series 2802 Class OB, 6% 5/15/34	10,455,000	12,061,510
Series 2937 Class KC, 4.5% 2/15/20 (b)	19,686,103	21,424,715
Series 2962 Class BE, 4.5% 4/15/20	15,015,000	16,465,021
Series 3110 Class OP, 9/15/35 (e)	9,774,034	8,428,745
Series 3119 Class PO, 2/15/36 (e)	12,096,079	10,189,798
Series 3121 Class KO, 3/15/36 (e)	3,472,195	3,117,351
Series 3123 Class LO, 3/15/36 (e)	7,887,723	6,643,558
Series 3145 Class GO, 4/15/36 (e)	7,030,756	6,068,860
Series 3258 Class PM, 5.5% 12/15/36	7,663,889	8,616,186
Series 3741 Class YU, 3.5% 11/15/22	29,501,000	30,903,194
Series 3786 Class HP, 4.5% 3/15/38	32,975,289	35,590,493
Series 3792, 0.6479% 11/15/40 (c)	62,680,090	62,889,210
Series 3806, 4.5% 2/15/41	30,405,974	32,804,461
Series 3832, 5% 3/15/41	11,935,000	13,184,526
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2135 Class JE, 6% 3/15/29	$ 1,613,351	$ 1,783,048
Series 2274 Class ZM, 6.5% 1/15/31	1,560,080	1,749,735
Series 2281 Class ZB, 6% 3/15/30	4,680,707	5,158,379
Series 2303 Class ZV, 6% 4/15/31	2,434,451	2,670,142
Series 2357 Class ZB, 6.5% 9/15/31	12,907,736	14,434,980
Series 2502 Class ZC, 6% 9/15/32	4,717,861	5,247,315
Series 2519 Class ZD, 5.5% 11/15/32	11,483,933	12,507,534
Series 2546 Class MJ, 5.5% 3/15/23	2,861,239	3,226,912
Series 2575 Class ID, 5.5% 8/15/22 (d)	142,718	8,060
Series 2601 Class TB, 5.5% 4/15/23	869,000	989,155
Series 2817 Class SD, 6.8021% 7/15/30 (c)(d)(f)	1,772,415	125,661
Series 2998 Class LY, 5.5% 7/15/25	2,011,000	2,321,908
Series 3013 Class VJ, 5% 1/15/14	787,327	817,793
Series 2844:
Class SC, 45.1887% 8/15/24 (c)(f)	237,386	458,996
Class SD, 83.2274% 8/15/24 (c)(f)	349,238	992,587
Series 3772 Class BI, 4.5% 10/15/18 (d)	28,546,971	1,908,411
Series 3871 Class MS, 6.9521% 6/15/41 (c)(d)	47,673,684	8,139,547
target amortization class Series 2156 Class TC, 6.25% 5/15/29	4,486,399	5,005,004
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H03 Class FA, 0.8048% 3/20/60 (c)(g)	24,262,484	24,104,778
Series 2010-H17 Class FA, 0.5848% 7/20/60 (c)(g)	5,510,957	5,404,596
Series 2010-H18 Class AF, 0.5215% 9/20/60 (c)(g)	5,772,948	5,657,489
Series 2010-H19 Class FG, 0.5548% 8/20/60 (c)(g)	7,368,728	7,230,196
Series 2010-H27 Series FA, 0.6348% 12/20/60 (c)(g)	11,609,225	11,431,604
Series 2011-H03 Class FA, 0.7548% 1/20/61 (c)(g)	64,070,164	63,551,196
Series 2011-H05 Class FA, 0.7548% 12/20/60 (c)(g)	20,550,227	20,383,771
Series 2011-H07 Class FA, 0.7548% 2/20/61 (c)(g)	33,265,928	32,953,894
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H12 Class FA, 0.7448% 2/20/61 (c)(g)	$ 47,809,092	$ 47,331,002
Series 2011-H13 Class FA, 0.7548% 4/20/61 (c)(g)	20,357,716	20,194,854
Series 2011-H14:
Class FB, 0.7548% 5/20/61 (c)(g)	22,261,324	22,124,862
Class FC, 0.7548% 5/20/61 (c)(g)	22,909,437	22,771,064
Series 2011-H17 Class FA, 0.7848% 6/20/61 (c)(g)	29,105,255	28,918,981
planned amortization Series 2011-79, 6/20/40 (e)	40,065,253	32,069,158
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	6,827,405	7,619,909
Series 1997-8 Class PE, 7.5% 5/16/27	2,303,203	2,639,686
Series 2004-32 Class GS, 6.2498% 5/16/34 (c)(d)(f)	3,377,964	719,695
Series 2004-79 Class FA, 0.5548% 1/20/31 (c)	685,785	685,856
Series 2007-35 Class SC, 38.6987% 6/16/37 (c)(f)	358,807	685,161
Series 2010-91 Class PO, 7/20/40 (e)	13,984,025	11,884,830
Series 2010-H010 Class FA, 0.5848% 5/20/60 (c)(g)	16,643,164	16,320,287
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,364,077,339)		1,405,492,451
Cash Equivalents - 9.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,181,186,000)	$ 1,181,190,540	1,181,186,000
TOTAL INVESTMENT PORTFOLIO - 127.9% (Cost $16,180,062,657)		16,455,002,627
NET OTHER ASSETS (LIABILITIES) - (27.9)%		(3,593,188,547)
NET ASSETS - 100%		$ 12,861,814,080
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 12/1/26	$ (90,200,000)	$ (93,719,234)
3.5% 12/1/26	(75,800,000)	(78,757,405)
3.5% 12/1/26	(156,000,000)	(162,086,480)
4% 12/1/26	(92,200,000)	(96,783,843)
4% 12/1/26	(83,800,000)	(87,966,226)
4% 12/1/41	(31,000,000)	(32,292,443)
4% 12/1/41	(9,000,000)	(9,375,225)
4.5% 12/1/41	(2,500,000)	(2,642,841)
4.5% 12/1/41	(119,000,000)	(125,799,232)
5% 12/1/41	(90,000,000)	(96,723,009)
5.5% 12/1/41	(93,400,000)	(101,380,470)
5.5% 12/1/41	(41,400,000)	(44,937,382)
6% 12/1/41	(44,300,000)	(48,556,760)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(981,020,550)
Freddie Mac
4% 12/1/41	(2,000,000)	(2,079,790)
4% 12/1/41	(179,800,000)	(186,973,085)
4.5% 12/1/41	(7,600,000)	(8,001,284)
4.5% 12/1/41	(147,000,000)	(154,761,674)
4.5% 12/1/41	(46,000,000)	(48,428,823)
5.5% 12/1/41	(241,000,000)	(260,161,042)
5.5% 12/1/41	(52,000,000)	(56,134,333)
5.5% 12/1/41	(52,000,000)	(56,134,333)
TOTAL FREDDIE MAC		(772,674,364)
Ginnie Mae
3.5% 12/1/41	(121,700,000)	(126,143,766)
3.5% 1/1/42	(143,000,000)	(147,763,459)
4% 12/1/41	(27,600,000)	(29,427,755)
4% 12/1/41	(45,000,000)	(47,980,035)
4% 12/1/41	(7,400,000)	(7,890,050)
4% 12/1/41	(65,200,000)	(69,517,740)
4% 12/1/41	(3,700,000)	(3,945,025)
4% 12/1/41	(65,200,000)	(69,517,740)
4% 12/1/41	(7,400,000)	(7,890,050)
4% 12/1/41	(3,000,000)	(3,198,669)
4% 12/1/41	(2,000,000)	(2,132,446)
4% 1/1/42	(1,200,000)	(1,275,999)
4.5% 12/1/41	(2,800,000)	(3,042,232)
TBA Sale Commitments - continued
	Principal Amount	Value
Ginnie Mae - continued
4.5% 12/1/41	$ (29,100,000)	$ (31,617,482)
4.5% 12/1/41	(14,400,000)	(15,645,764)
4.5% 12/1/41	(6,000,000)	(6,510,631)
4.5% 1/1/42	(1,100,000)	(1,192,713)
4.5% 1/1/42	(5,000,000)	(5,421,425)
5% 12/1/41	(67,100,000)	(73,852,783)
5% 12/1/41	(8,000,000)	(8,805,101)
5% 1/1/42	(8,800,000)	(9,667,049)
TOTAL GINNIE MAE		(672,437,914)
TOTAL TBA SALE COMMITMENTS (Proceeds $2,422,574,970)		$ (2,426,132,828)
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.59375% with Credit Suisse First Boston	August 2013	$ 120,000,000	(117,804)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.85% with Credit Suisse First Boston	August 2021	59,500,000	(4,060,119)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.095% with JPMorgan Chase, Inc.	July 2021	40,000,000	(3,700,956)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	39,100,000	(8,640,212)
Receive semi-annually a fixed rate equal to 2.3207% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	August 2021	25,600,000	480,044
		$ 284,200,000	$ (16,039,047)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $17,516,362.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,181,186,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 104,003,880
ING Financial Markets LLC	353,613,191
Mizuho Securities USA, Inc.	709,234,282
RBC Capital Markets Corp.	14,334,647
$ 1,181,186,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $16,180,550,516. Net unrealized appreciation aggregated $274,452,111, of which $305,191,739 related to appreciated investment securities and $30,739,628 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012